Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	September 30,	December 31,
Classification	2019	2018
Hardware & Equipment	$20,091	$7,014
Software	0	0
Total cost of property and equipment	20,091	7,014
Accumulated depreciation	1,548	117
Property and equipment, net	$18,543	$6,897

	December 31,	December 31,
Classification	2018	2017
Hardware & Equipment	$7,014	$-
Software	0	-
Total cost of property and equipment	7,014	-
Accumulated depreciation	117	-
Property and equipment, net	$6,897	$-